Fair Value (Quantitative Information About Level Three Fair Value Measurements) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 144	¥ 195
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1]	7.00%	7.00%
Discount margin	[1]	0.60%	0.63%
Default rate	[1]	0.00%	0.00%
Recovery rate	[1]	100.00%	100.00%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		3.00%	2.00%
Discount margin		0.13%	0.11%
Default rate		0.00%	0.00%
Recovery rate		100.00%	100.00%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate		19.00%	18.00%
Discount margin		1.80%	4.90%
Default rate		2.00%	1.00%
Recovery rate		100.00%	100.00%
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 189	¥ 173
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1]	0.37%	0.95%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		0.06%	0.10%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin		5.80%	29.22%
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 1,002	¥ 879
Principal valuation technique		Discounted cash flow Price-based
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[1],[2]	19.00%	21.00%
Discount margin	[1],[2]	1.51%	1.12%
Default rate	[1],[2]	2.00%	2.00%
Recovery rate	[1],[2]	68.00%	69.00%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	0.00%	0.00%
Discount margin	[2]	0.11%	0.09%
Default rate	[2]	0.00%	0.00%
Recovery rate	[2]	60.00%	60.00%
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	[2]	21.00%	25.00%
Discount margin	[2]	11.15%	12.20%
Default rate	[2]	2.00%	5.00%
Recovery rate	[2]	69.00%	71.00%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Weighted Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[1],[3]	4.54%	1.06%
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	0.10%	(0.96%)
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	[3]	38.50%	43.42%
Derivative contracts | Interest rate contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 26	¥ 18
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Interest rate contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		32.00%	20.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Interest rate contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Foreign exchange contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 7	¥ 8
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		5.00%	9.00%
FX - FX correlation		54.00%	52.00%
FX volatility			11.00%
Default rate	[5]	0.00%	0.00%
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation		50.00%	52.00%
FX - FX correlation		54.00%	52.00%
FX volatility			23.00%
Default rate	[5]	63.00%	63.00%
Derivative contracts | Equity-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 5	¥ (14)
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Equity-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		30.00%	50.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		10.00%	17.00%
Derivative contracts | Equity-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation		30.00%	50.00%
Equity - FX correlation		55.00%	55.00%
Equity volatility		40.00%	33.00%
Derivative contracts | Credit-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ (1)	¥ (1)
Principal valuation technique	[4]	Internal valuation model
Derivative contracts | Credit-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		0.00%	0.00%
Credit correlation		29.00%	11.00%
Derivative contracts | Credit-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate		42.00%	50.00%
Credit correlation		100.00%	100.00%
Long-term debt
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value		¥ 623	¥ 587
Principal valuation technique	[4]	Internal valuation model
Long-term debt | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		32.00%	20.00%
FX - IR correlation		5.00%	9.00%
FX - FX correlation		54.00%	52.00%
Equity - IR correlation		30.00%	50.00%
Equity - FX correlation		55.00%	55.00%
Equity correlation		18.00%
Equity volatility		14.00%	16.00%
Default rate		0.00%	0.00%
Credit correlation		28.00%	16.00%
Long-term debt | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation		100.00%	100.00%
FX - IR correlation		50.00%	52.00%
FX - FX correlation		54.00%	52.00%
Equity - IR correlation		30.00%	50.00%
Equity - FX correlation		55.00%	55.00%
Equity correlation		100.00%
Equity volatility		39.00%	34.00%
Default rate		5.00%	15.00%
Credit correlation		100.00%	100.00%

[1]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[2]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[3]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[4]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[5]	This input represents the counterparty default rate derived from the MHFG Group's own internal credit analyses.